SUBSEQUENT EVENTS (Notes Payable, Broadly Syndicated Loans, and Credit Securities Revolver) - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 12, 2020	Mar. 31, 2020	Mar. 27, 2020	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Subsequent Event [Line Items]
Other commitment				$ 404,896	$ 0	$ 2,750	$ 0	$ 0
Subsequent event
Subsequent Event [Line Items]
Transfer mortgage payable		$ 97,000	$ 97,000
Other commitment		$ 328,800
Broadly syndicated loans | Subsequent event
Subsequent Event [Line Items]
Debt settled	$ 4,100